SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common shares, authorized	$ 125,000,000	$ 125,000,000		$ 125,000,000
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00		$ 1.00
Common shares, authorized (in shares)	125,000,000	125,000,000		125,000,000
Common shares, issued	93,260,000	93,260,000		85,225,000
Share capital, shares issued (in shares)	93,260,000	93,260,000		85,225,000
Exercised options (in shares)		75,000
Exercise price of the options (in dollars per share)		$ 5.29
Shares issued in respect of excercised options		35,000
Premium on issuance of stock		200,000
Payments in lieu of issuing shares for exercised share options		448,000	1,455,000	1,477,000
Number of options excercised paid out in lieu of issuing shares		40,000
Shares issued (in shares)	8,000,000	8,035,000	100,000	6,100,000
Shares issued	128,700,000	128,915,000	685,000	89,596,000
Premium on issuance of shares	120,700,000
Amortization of deferred equity contributions		$ 6,385,000	$ 5,276,000	$ 13,018,000